Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 4,588,057	$ 1,110,889
Trade and other receivables	14,566,975	12,312,814
Current portion of prepaid expenses and other assets	2,355,350	1,326,319
Current portion of long-term receivables	397,060	445,213
Total current assets	21,907,442	15,195,235
Non-current assets
Prepaid expenses and other assets	622,577	1,011,847
Long-term receivables	343,371	2,091,059
Right-of-use assets	916,028	3,660,717
Property and equipment	649,403	506,387
Intangible assets	20,585,833	27,766,839
Goodwill	27,081,795	27,086,727
Total non-current assets	50,199,007	62,123,576
Total assets	72,106,449	77,318,811
Current liabilities
Bank indebtedness	3,460,109	976,779
Trade payables and accrued liabilities	12,421,309	12,924,256
Deferred revenue	2,811,408	1,771,120
Current portion of loans and borrowings	12,447,939	3,431,251
Current portion of convertible debentures	22,185,170	0
Warrant liabilities	8,880,038	710,924
Current portion of lease liabilities	410,674	835,472
Current portion of other liabilities	0	6,003,838
Current portion of business acquisition payable	1,398,972	1,594,297
Total current liabilities	64,015,619	28,247,937
Non-current liabilities
Convertible debentures	110,540	19,534,988
Lease liabilities	634,798	3,109,604
Loans and borrowings	767,662	9,721,049
Deferred income tax liabilities	2,291,057	4,168,905
Other liabilities	0	232,577
Business acquisition payable	0	845,232
Total liabilities	67,819,676	65,860,292
EQUITY
Share capital	118,195,363	83,120,611
Contributed surplus	11,040,751	8,518,476
Accumulative other comprehensive income	1,571,998	1,669,596
Deficit	(130,016,073)	(85,686,366)
Total shareholders' equity	792,039	7,622,317
Non-controlling interest	3,494,734	3,836,202
Total equity	4,286,773	11,458,519
Total liabilities and equity	$ 72,106,449	$ 77,318,811